Standardized measurement of oil and gas (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Abstract]
Disclosure of detailed information about commodity summarizes prices utilized for reserve estimates prior to adjustments for location grade and quality [Table Text Block]
	As at December 31,		As at December 31,
	2021	2021	2020	2020
	WTI Crude Prices	Henry Hub Prices	WTI Crude Prices	Henry Hub Prices
	Oil, $/bbl	Gas, $/Mmbtu	Oil, $/bbl	Gas, $/Mmbtu
2021	-	-	47.17	2.83
2022	72.83	3.85	50.17	2.87
2023	68.78	3.44	53.17	2.90
2024	66.76	3.17	54.97	2.96
2025	68.09	3.24	56.07	3.02
2026	69.45	3.30	57.19	3.08
2027	70.84	3.37	58.34	3.14
2028	72.26	3.44	59.50	3.20
2029	73.70	3.50	60.69	3.26
2030	75.18	3.58	61.91	3.33
2031	76.68	3.65	63.15	3.39
2032	78.21	3.72	-	-

Disclosure of detailed information about changes in Proved Reserves [Table Text Block]
	Oil	Natural Gas	NGL's
Proved Developed and Undeveloped Reserves:	(Bbls)	(Mcf)	(Bbls)
As of December 31, 2019	5,171,730	8,983,800	1,132,741
Revision of previous estimates	(1,922,397)	(2,338,096)	(294,803)
Purchase of minerals in place
Extension and discoveries	2,099,800	7,610,800	959,623
Sales of minerals in place
Production	(921,933)	(1,792,104)	(225,961)
As of December 31, 2020	4,427,200	12,464,400	1,571,600
Revision of previous estimates	(2,201,254)	(4,148,838)	(935,261)
Purchase of minerals in place
Extension and discoveries	3,620,100	38,835,400	2,971,832
Sales of minerals in place
Production	(729,446)	(3,436,462)	(262,971)
As of December 31, 2021	5,116,600	43,714,500	3,345,200

Disclosure of detailed information about proved developed and proved undeveloped reserve [Table Text Block]
	Oil	Natural Gas	NGL's
	(Bbls)	(Mcf)	(Bbls)
Proved Developed Reserves:
As of December 31, 2019	2,231,550	2,555,500	281,105
As of December 31, 2020	2,124,000	8,634,700	835,500
As of December 31, 2021	2,893,199	10,091,899	1,410,200
Proved Undeveloped Reserves:
As of December 31, 2019	2,940,180	6,428,310	707,114
As of December 31, 2020	2,303,200	3,829,600	735,100
As of December 31, 2021	2,223,401	33,622,601	1,935,000

Disclosure of detailed information about changes in standardized measure of discounted future net cash flows [Table Text Block]
	Oil & Natural Gas	Future
	(BOE)	Development Costs
PUDs, beginning of year	3,677	48,879,727
Revision of previous estimates	(294)	(34,914,091)
Sales of reserves
Conversion to PD reserves	(1,448)	(13,965,636)
Additional PUDs added	7,827	104,500,000
PUDs, end of year	9,762	104,500,000

Disclosure of detailed information about progress of converting proved undeveloped reserves [Table Text Block]
	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Future cash inflows	$610,071,000	$393,698,000
Roylaties	(195,966,000)	(123,213,000)
Future production costs and taxes	(113,547,000)	(84,248,000)
Future development costs	(85,606,000)	(48,262,000)
Future income taxes	(46,525,000)	(29,990,000)
Future ADR Costs	(1,972,000)	(1,355,000)
Future net cash flows	$166,426,000	$106,630,000
Annual 10% discount for estimated timing of cash flows	(55,888,400)	(22,718,300)
Standardized measure of discounted future net cash flows	$110,537,600	$64,642,800